Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2022	$ 25
2023	20
2024	18
2025	15
2026	13
Thereafter	72
Future jackpot payments due	163
Future Winners
Loss Contingencies [Line Items]
2022	41
2023	10
2024	1
2025	1
2026	1
Thereafter	8
Future jackpot payments due	60
Total
Loss Contingencies [Line Items]
2022	66
2023	31
2024	18
2025	16
2026	13
Thereafter	79
Future jackpot payments due	223
Unamortized discounts	(27)
Total jackpot liabilities	$ 196